Dividend Payables (Details) ¥ in Thousands, $ in Thousands					1 Months Ended			12 Months Ended
	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Dec. 25, 2020 CNY (¥)	Dec. 25, 2020 USD ($)	Mar. 18, 2021 CNY (¥)	Nov. 30, 2018 CNY (¥)	Nov. 27, 2018 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2018 CNY (¥)
Dividend Payables (Details) [Line Items]
Dividend	¥ 8,564	$ 1,240	¥ 156,254	$ 24,163
Dividends paid					¥ 10,434			¥ 6,432	¥ 42,300
Two Dividends [Member]
Dividend Payables (Details) [Line Items]
Dividends paid					¥ 166,688
Dividend Declared [Member]
Dividend Payables (Details) [Line Items]
Dividend							¥ 80,614
Dividend Paid [Member]
Dividend Payables (Details) [Line Items]
Dividends paid						¥ 27,880				¥ 27,880